13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2009
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis	    Chapel Hill, NC		     04/15/2009
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 48
                                        ----------------------

Form 13F Information Table Value Total: 155,252
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2563    51558 SH       Sole                    50183              1375
                                                              1883    37875 SH       Defined                 37875
Aflac Inc                      COM              001055102     3153   162860 SH       Sole                   158910              3950
                                                              2083   107600 SH       Defined                107600
Ambac Financial Group, Inc.    COM              023139108       23    29000 SH       Sole                    29000
American Express Co            COM              025816109     2208   161966 SH       Sole                   158216              3750
                                                              1302    95500 SH       Defined                 95500
Aon Corp                       COM              037389103     3456    84675 SH       Sole                    82700              1975
                                                              2304    56450 SH       Defined                 56450
Avon Products Inc              COM              054303102     4472   232575 SH       Sole                   226575              6000
                                                              3209   166875 SH       Defined                166875
Becton Dickinson & Co.         COM              075887109     2876    42775 SH       Sole                    41650              1125
                                                              2068    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    28871      333 SH       Sole                      333
                                                              5115       59 SH       Defined                    59
Berkshire Hathaway - Cl B      COM              084670207     5042     1788 SH       Sole                     1732                56
Cadbury plc - ADR              COM              12721E102     3977   131251 SH       Sole                   128099              3152
                                                              2860    94373 SH       Defined                 94373
Chesapeake Energy Corp         COM              165167107     1997   117075 SH       Sole                   114125              2950
                                                              1420    83225 SH       Defined                 83225
Cisco Systems Inc              COM              17275R102     3067   182857 SH       Sole                   178057              4800
                                                              1724   102775 SH       Defined                102775
Coach, Inc.                    COM              189754104     3802   227675 SH       Sole                   221725              5950
                                                              2746   164425 SH       Defined                164425
Diageo plc - ADR               COM              25243Q205     4040    90275 SH       Sole                    87950              2325
                                                              3004    67125 SH       Defined                 67125
Mastercard Inc                 COM              57636Q104     2760    16482 SH       Sole                    16057               425
                                                              2039    12175 SH       Defined                 12175
Medtronic Inc                  COM              585055106     2649    89904 SH       Sole                    87729              2175
                                                              1739    59000 SH       Defined                 59000
Microsoft Corp                 COM              594918104     2812   153049 SH       Sole                   148749              4300
                                                              2209   120225 SH       Defined                120225
Moody's Corp                   COM              615369105     3262   142300 SH       Sole                   138725              3575
                                                              2302   100450 SH       Defined                100450
Oracle Corp                    COM              68389X105     4130   228535 SH       Sole                   222760              5775
                                                              3012   166675 SH       Defined                166675
Praxair Inc                    COM              74005P104     5990    89017 SH       Sole                    86717              2300
                                                              3805    56550 SH       Defined                 56550
Syngenta AG - ADR              COM              87160A100     2039    50825 SH       Sole                    49475              1350
                                                              1519    37875 SH       Defined                 37875
Tiffany & Co.                  COM              886547108     3064   142125 SH       Sole                   138775              3350
                                                              2151    99750 SH       Defined                 99750
United Technologies Corp       COM              913017109     2436    56672 SH       Sole                    55122              1550
                                                              1794    41750 SH       Defined                 41750
Zimmer Holdings Inc            COM              98956P102     2260    61925 SH       Sole                    60350              1575
                                                              1602    43900 SH       Defined                 43900
eBay Inc                       COM              278642103     2100   167200 SH       Sole                   162550              4650
                                                               314    25000 SH       Defined                 25000